Changes in Accounting Policies and Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors Text Block Abstract
Cost related to sales	$ 200	$ 72,092	$ 84,794	[1]

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)